Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Contingent Payment Obligations

As of December 31, 2024, the Group does not have any non-cancellable purchase commitments.

The Group has contingency payment obligations under each of the license agreements, such as milestone payments, royalties, research and development funding, if certain condition or milestone is met.

Milestone payments are due upon achievements of specific conditions, such as Investigational New Drugs (“IND”) filing or U.S. Food and Drug Administration (“FDA”) approval, first commercial sale of the licensed products, or other achievements. The aggregate amounts of the contingent milestone payments that the Group is required to pay up to different achievements of conditions and milestones under all license agreements in effect as of December 31, 2024 are below:

Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$30,000
From entering phase 1 to before first commercial sale	2,120,000
First commercial sale	1,600,000
Net sales amount more than certain threshold in a year	14,000,000
Subtotal	$17,750,000

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	$146,417
$17,896,417

For the years ended December 31, 2024, 2023 and 2022, the Group incurred $61,123, $50,000 and $nil milestone payments under license agreements, respectively. For the years ended December 31, 2024, 2023 and 2022, the Group did not incur any royalties or research and development funding, respectively.

Legal proceedings

On December 16, 2024, the Group received a letter from Carey Olsen with a Summons with Notice dated September 3, 2024, taken out by Karen Cheung (a/k/a Wing TSZ Cheung) as plaintiff against, among others, the Group as defendant in the Supreme Court of the State of New York County of New York, in relation to an action to recover financial losses sustained by the plaintiff (the “Case”). The Case is at the very early stages of litigation and although we intend to defend the lawsuit, there can be no assurance regarding the ultimate outcome of this case.

From time to time, the Group may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Group does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of income or liquidity.